Trade receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [Abstract]
Total trade receivables	$ 278,947	$ 831,722
Allowance for doubtful accounts	(28,310)	(35,353)
Trade receivables, net	$ 250,637	$ 796,369
LIBOR [Member]
Trade receivables [Abstract]
Variable rate basis duration		3 months
Variable rate basis	2.90%	2.90%
Factored Receivables [Member]
Trade receivables [Abstract]
Factored amount	$ 279,800	$ 397,200
Percentage of discount on documents	10.00%
Greensill [Member] | LIBOR [Member]
Trade receivables [Abstract]
Variable rate basis duration		3 months
Variable rate basis	2.95%	3.95%
Maritime [Member] | Parcel Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	$ 44,024	$ 42,069
Maritime [Member] | Shipyards [Member]
Trade receivables [Abstract]
Total trade receivables	30,015	23,781
Maritime [Member] | Offshore Vessels [Member]
Trade receivables [Abstract]
Total trade receivables	28,716	496,579
Maritime [Member] | Tugboats [Member]
Trade receivables [Abstract]
Total trade receivables	12,401	25,440
Maritime [Member] | Bulk Carrier [Member]
Trade receivables [Abstract]
Total trade receivables	10,698	0
Maritime [Member] | Tankers [Member]
Trade receivables [Abstract]
Total trade receivables	0	84,313
Maritime [Member] | Others [Member]
Trade receivables [Abstract]
Total trade receivables	25	26
Ports and Terminals [Member] | Shipping Agencies [Member]
Trade receivables [Abstract]
Total trade receivables	48,648	78,602
Ports and Terminals [Member] | Port Services [Member]
Trade receivables [Abstract]
Total trade receivables	6,717	13,654
Ports and Terminals [Member] | Commercial Leases [Member]
Trade receivables [Abstract]
Total trade receivables	434	599
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Trade receivables [Abstract]
Total trade receivables	55,848	37,415
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Trade receivables [Abstract]
Total trade receivables	40,730	27,471
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Trade receivables [Abstract]
Total trade receivables	689	891
Logistics, Warehousing and Other Businesses [Member] | Other Businesses [Member]
Trade receivables [Abstract]
Total trade receivables	$ 2	$ 882